Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Consumer Staples Portfolio
March 31, 2022
VCSP-NPRT1-0522
1.856925.114
Common Stocks - 99.9%
	Shares	Value ($)
Beverages - 32.8%
Brewers - 3.0%
Boston Beer Co., Inc. Class A (a)	18,650	7,244,966
Molson Coors Beverage Co. Class B	17,600	939,488
		8,184,454
Distillers & Vintners - 3.4%
Brown-Forman Corp. Class B (non-vtg.)	2,400	160,848
Constellation Brands, Inc. Class A (sub. vtg.)	35,116	8,087,917
Diageo PLC	18,800	953,622
		9,202,387
Soft Drinks - 26.4%
Celsius Holdings, Inc. (a)	2,500	137,950
Keurig Dr. Pepper, Inc.	187,773	7,116,597
Monster Beverage Corp. (a)	166,089	13,270,511
PepsiCo, Inc.	48,402	8,101,527
Primo Water Corp.	30,900	440,325
The Coca-Cola Co.	695,238	43,104,756
		72,171,666
TOTAL BEVERAGES		89,558,507
Food & Staples Retailing - 12.0%
Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	9,900	443,223
Food Distributors - 2.8%
Performance Food Group Co. (a)	18,600	946,926
Sysco Corp.	19,744	1,612,098
U.S. Foods Holding Corp. (a)	136,942	5,153,127
		7,712,151
Food Retail - 0.4%
Grocery Outlet Holding Corp. (a)(b)	31,150	1,021,097
Hypermarkets & Super Centers - 8.6%
BJ's Wholesale Club Holdings, Inc. (a)	13,200	892,452
Walmart, Inc.	151,209	22,518,044
		23,410,496
TOTAL FOOD & STAPLES RETAILING		32,586,967
Food Products - 16.2%
Agricultural Products - 2.0%
Archer Daniels Midland Co.	6,500	586,690
Bunge Ltd.	27,907	3,092,375
Darling Ingredients, Inc. (a)	21,300	1,712,094
		5,391,159
Packaged Foods & Meats - 14.2%
Conagra Brands, Inc.	65,359	2,194,102
Freshpet, Inc. (a)(b)	15,800	1,621,712
Laird Superfood, Inc. (a)(b)	29,740	107,361
Lamb Weston Holdings, Inc.	138,053	8,270,755
Mission Produce, Inc. (a)(b)	5,772	73,016
Mondelez International, Inc.	249,061	15,636,050
Nomad Foods Ltd. (a)	50,041	1,129,926
Pilgrim's Pride Corp. (a)	7,200	180,720
Post Holdings, Inc. (a)	14,500	1,004,270
Sanderson Farms, Inc.	3,500	656,215
Sovos Brands, Inc. (b)	16,700	236,806
The Real Good Food Co., Inc. Class A	10,416	78,172
TreeHouse Foods, Inc. (a)	139,016	4,484,656
Tyson Foods, Inc. Class A	33,834	3,032,541
		38,706,302
TOTAL FOOD PRODUCTS		44,097,461
Hotels, Restaurants & Leisure - 0.0%
Restaurants - 0.0%
Compass Group PLC	153	3,293
Household Durables - 0.4%
Housewares & Specialties - 0.4%
Tupperware Brands Corp. (a)(b)	54,938	1,068,544
Household Products - 22.0%
Household Products - 22.0%
Colgate-Palmolive Co.	8,100	614,223
Energizer Holdings, Inc. (b)	110,656	3,403,779
Kimberly-Clark Corp.	63,967	7,878,176
Procter & Gamble Co.	252,375	38,562,900
Reckitt Benckiser Group PLC	5,000	381,430
Reynolds Consumer Products, Inc. (b)	152,506	4,474,526
The Clorox Co.	33,326	4,633,314
		59,948,348
Media - 1.0%
Advertising - 1.0%
Advantage Solutions, Inc. Class A (a)(b)	426,200	2,719,156
Personal Products - 4.8%
Personal Products - 4.8%
BellRing Brands, Inc. (a)	12,606	290,946
Edgewell Personal Care Co. (b)	38,300	1,404,461
Estee Lauder Companies, Inc. Class A	11,045	3,007,774
Herbalife Nutrition Ltd. (a)(b)	191,109	5,802,069
Shiseido Co. Ltd.	13,325	673,025
The Honest Co., Inc. (b)	125,714	654,970
Unilever PLC	29,318	1,331,119
		13,164,364
Tobacco - 10.7%
Tobacco - 10.7%
Altria Group, Inc.	236,204	12,341,659
Philip Morris International, Inc.	174,743	16,415,357
RLX Technology, Inc. ADR (a)(b)	278,631	498,749
		29,255,765
TOTAL COMMON STOCKS (Cost $213,585,355)		272,402,405

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d) (Cost $14,580,974)	14,579,516	14,580,974

TOTAL INVESTMENT IN SECURITIES - 105.2% (Cost $228,166,329)	286,983,379
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(14,228,966)
NET ASSETS - 100.0%	272,754,413

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	1,154,503	25,436,201	26,590,704	348	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	10,599,966	32,140,234	28,159,226	3,341	-	-	14,580,974	0.0%
Total	11,754,469	57,576,435	54,749,930	3,689	-	-	14,580,974

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.